[GRAPHIC]

RS MONEY MARKET FUND
2002 ANNUAL REPORT


[RS INVESTMENTS LOGO]

TABLE OF CONTENTS


SHAREHOLDER LETTER                                   2

RS MONEY MARKET FUND
  Statement of Assets and Liabilities                3
  Statement of Operations                            4
  Statement of Changes in Net Assets                 5
  Financial Highlights                               6
  Notes to Financial Statements                      7
  Independent Accountants' Report                    9
  Trustees Information Table                        10

MONEY MARKET MASTER PORTFOLIO
  Schedule of Investments                           12
  Statement of Assets and Liabilities               16
  Statement of Operations                           17
  Statement of Changes in Net Assets                18
  Notes to Financial Statements                     19
  Independent Accountants' Report                   22
  Trustees Information Table                        24

SHAREHOLDER LETTER

DEAR RS MONEY MARKET FUND SHAREHOLDER*: During the first few months of 2002, the U.S. economy began showing signs of life. As the reporting period unfolded, however, indications of a slower economy emerged. Despite economic growth of approximately 4% in the first half of the year, by summer the economic outlook became clouded: consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed to about a 2% sequential rate during the second quarter. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. Though some market rebound occurred in the fourth quarter, a strong recovery to the U.S. economy failed to materialize. Soft economic data, low growth estimates, and weak consumer confidence led the Federal Reserve Board (the "Fed") to unexpectedly cut its target federal funds rate by 0.50% to 1.25%; its lowest level in more than 40 years.

Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, incorrect expectations of Fed tightening were soon priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike was greater. In the last few months of the year, the positively sloped yield curve, along with year-end financing uncertainties, offered attractive buying opportunities. The Fund maintained a weighted average maturity of sixty days by purchasing securities in the three-to-six month sector incorporating a year-end turn premium. This turn premium is the added yield issuers are willing to pay in order to lock in financing prior to year-end. This strategy proved beneficial to the Fund as overnight rates dropped below the federal funds target level for the week prior to December 31.

Looking ahead, we will continue to watch cautiously for signs of an economic rebound and the impact of geopolitical instability on domestic confidence. We will monitor credits closely and seek attractive buying opportunities for the Fund as the economy works its way through its current environment and hopefully toward recovery.

* This commentary was prepared by Barclays Global Fund Advisors, the investment advisor to the Money Market Master Portfolio. References in this letter to "the Fund" are to the feeder fund or the Master Portfolio.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in mutual fund shares involves certain risks, including possible loss of principal. Investments in money market funds, like other mutual funds, are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

     The RS Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interest in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities.

     The information may be used only when preceded or accompanied by a prospectus. Refer to it for more information including the management fees and expenses associated with an ongoing investment. Please read it carefully before investing. To obtain a prospectus, please call 1-800-766-FUND[3863]. This report is submitted for the information of shareholders of the RS Funds. PFPC Distributors, Inc., distributor, 02/03.

CALL 1-800-766-FUND

RS MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
As of 12/31/02

ASSETS
Investments:
Investments in Money Market Master Portfolio ("Master Portfolio"), at market value (note 1)        $ 133,002,862
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                         133,002,862
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
Distribution to shareholders                                                                             116,355
Accrued expenses                                                                                          65,050
Due to RS Investment Management (note 2)                                                                  19,347
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                        200,752
----------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $ 132,802,110
================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                                                      132,801,004
Undistributed net investment income                                                                          706
Undistributed net realized gain on investments                                                               400
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 132,802,110
================================================================================================================
Shares Outstanding                                                                                   132,799,776
----------------------------------------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share                                                       $        1.00
----------------------------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

                                                           www.RSinvestments.com

STATEMENT OF OPERATIONS
For the Year Ended 12/31/02

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO

Interest                                                                                           $   2,162,651
Expenses                                                                                                (111,846)
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                                  2,050,805
================================================================================================================

FUND EXPENSES (note 2)
Administration fee                                                                                       158,009
Distribution fees                                                                                        101,391
Transfer agent fees                                                                                       81,979
Shareholder reports                                                                                       52,998
Fund accounting and administration fees                                                                   52,534
Registration costs                                                                                        48,998
Offering costs                                                                                            34,671
Professional fees                                                                                         19,721
Trustees' fees and expenses                                                                                5,255
Other expense                                                                                             17,792
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                           573,348
----------------------------------------------------------------------------------------------------------------
Less: Fees reimbursed by RS Investment Management (note 2)                                               (14,518)
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                      558,830
================================================================================================================

NET INVESTMENT INCOME                                                                                  1,491,975
================================================================================================================

REALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
Net realized gain                                                                                            402
----------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                                      402
================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   1,492,377
================================================================================================================

The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR ENDED      FOR THE PERIOD ENDED
                                                                                   12/31/02                 12/31/01*

OPERATIONS
Net investment income                                                      $      1,491,975          $      2,575,140
Net realized gain                                                                       402                     1,932
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              1,492,377                 2,577,072
=====================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                            (1,491,975)               (2,575,140)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                              (1,491,975)               (2,575,140)
=====================================================================================================================

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold                                                 4,819,342,099             4,701,534,090
Reinvestment of dividends and distributions                                       1,110,965                 2,183,732
Cost of shares redeemed                                                      (4,979,289,750)           (4,412,081,360)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS                                                           (158,836,686)              291,636,462
=====================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS                                          (158,836,284)              291,638,394
=====================================================================================================================

NET ASSETS
Beginning of year                                                               291,638,394                         -
---------------------------------------------------------------------------------------------------------------------
End of year                                                                $    132,802,110          $    291,638,394
---------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                          4,819,342,099             4,701,534,090
Reinvested                                                                        1,110,965                 2,183,732
Redeemed                                                                     (4,979,289,750)           (4,412,081,360)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                  (158,836,686)              291,636,462
=====================================================================================================================

*    Operations commenced May 7, 2001


      The accompanying notes are an integral part of these financial statements.

                                                           www.RSinvestments.com

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period

                                                                                                             PERIOD
                                                                                    YEAR ENDED                ENDED
                                                                                   12/31/02(2)      12/31/01(1),(2)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $      1.00          $      1.00
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                     0.01                 0.02
-------------------------------------------------------------------------------------------------------------------
Total Income from Investment Operations                                                   0.01                 0.02
===================================================================================================================

LESS DISTRIBUTIONS
From net investment income                                                               (0.01)               (0.02)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                      (0.01)               (0.02)
=====================================================================================================================

NET ASSET VALUE, END OF PERIOD                                                     $      1.00          $      1.00
=====================================================================================================================

TOTAL RETURN                                                                              1.34%                1.90%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)                                                   $   132,802          $   291,638
Net ratio of expenses to average net assets                                               0.60%                0.60%
Gross ratio of expenses to average net assets                                             0.61%                0.65%
Net ratio of net investment income to average net assets                                  1.33%                2.73%
Gross ratio of net investment income to average net assets                                1.32%                2.68%

(1)  Operations commenced May 7, 2001.

(2)  Ratios have been annualized, except for total return.

The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND

NOTES TO FINANCIAL STATEMENTS

RS Money Market Fund (the "Fund") is a diversified series of RS Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was established as a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust on May 11, 1987.

The Fund commenced operations on May 7, 2001.

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. INVESTMENT POLICY AND SECURITY VALUATION The Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has an investment objective and investment policies that are substantially similar to those of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (3.42% as of December 31, 2002).

The method by which the Master Portfolio values its securities is discussed in
Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

c. FEDERAL INCOME TAXES The Fund is treated as a separate entity for federal income tax purposes. It is the intention of the Trust that the Fund qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes.

As of December 31, 2002, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $1,106.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

                                                           www.RSinvestments.com

NOTE 2 TRANSACTIONS WITH AFFILIATES

a. ADVISORY FEES AND EXPENSE LIMITATIONS The Fund has entered into an Investment Advisory Agreement with RS Investment Management, L.P. ("RS Investments"), pursuant to which RS Investments would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Portfolio. Under that Agreement, the Fund would pay fees to RS Investments monthly at the annual rate of 0.10% of the Fund's average daily net asset value. RS Investments will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Master Portfolio or in another investment company.

The Fund has entered into an Administrative Services Agreement with RS Investments pursuant to which RS Investments is entitled to receive a monthly fee at an annual rate of 0.12% of the Fund's average daily net assets.

RS Investments has agreed to reduce its compensation to the extent the Fund's total ordinary operating expenses (excluding interest and extraordinary expenses) exceed 0.60% of the average daily net assets of the Fund.

For the year ended December 31, 2002, RS Investments reimbursed the Fund $14,518 for expenses pursuant to this agreement.

RS Investments may recoup reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. Such recoupments are included in administration fees on the Statement of Operations. During the year ended December 31, 2002, RS Investments recouped $68,569. At December 31, 2002, there were no recoupable expenses for the Fund.

b. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Fund who are interested persons, as defined by the 1940 Act, of the Trust receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined by the 1940 Act, did collectively receive compensation and remuneration of expenses for the year ended December 31, 2002.

c. DISTRIBUTION FEES PFPC Distributors is the principal underwriter of the Fund's shares. To compensate PFPC Distributors for the services it provides and for the expenses it bears in connection with the distribution of the Fund's shares, the Fund may make payments to PFPC Distributors under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay PFPC Distributors compensation, accrued daily and paid monthly, at a rate of 0.25% of the Fund's average daily net assets. The Fund currently makes no payments under the Distribution Plan but may do so in the future.

NOTE 3 CAPITAL SHARES As of December 31, 2002, there was an unlimited number of shares authorized for issuance by the Fund. Transactions in shares for the Fund are shown in detail in the Statement of Changes in Net Assets.

CALL 1-800-766-FUND

INDEPENDENT ACCOUNTANTS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF RS MONEY MARKET FUND:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the RS Money Market Fund (the "Fund"), a diversified series of RS Investment Trust, at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 12, 2003

                                                           www.RSinvestments.com

TRUSTEES INFORMATION TABLE (UNAUDITED)

                                                                                         NUMBER OF PORTFOLIOS
                                        TERM OF OFFICE**                                 IN FUND COMPLEX
NAME, ADDRESS       POSITION(S) HELD    AND LENGTH OF        PRINCIPAL OCCUPATIONS       OVERSEEN BY            OTHER DIRECTORSHIPS
AND AGE             WITH FUND           TIME SERVED          DURING PAST 5 YEARS         DIRECTOR               HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED DIRECTORS & PRINCIPAL OFFICERS:*
G. Randall Hecht*   Trustee, President, President and        Chief Executive Officer,    12                     n/a
RS Investments      and Principal       Principal Executive  RS Investments
388 Market Street   Executive Officer   Officer since
San Francisco,                          February 1999.
CA 94111                                Trustee of the
51 years old                            Trust from June
                                        1987 to December
                                        1997, from May
                                        1999 to February
                                        2001, and from
                                        June 2001 to the
                                        present

Steven Cohen        Treasurer           Treasurer since      Chief Financial Officer,    12                     n/a
RS Investments                          April, 1999          RSIM, L.P. and RSIM, Inc.
388 Market Street                                            since April 1999.
San Francisco,                                               Trading Operations
CA 94111                                                     Manager, Ziff Brothers
36 years old                                                 Investments 1997-1998.

Suzanne DuFrane     Secretary           Secretary since      Vice President,             12                     n/a
RS Investments                          May, 1999***         RS Investments
388 Market Street                                            since May 1999.
San Francisco,                                               Vice President, Credit
CA 94111                                                     Suisse First Boston,
34 years old                                                 since 1998. Controller,
                                                             Robertson Stephens
                                                             Investment Management
                                                             1996-1997.

Call 1-800-766-FUND

                                                                                         NUMBER OF PORTFOLIOS
                                        TERM OF OFFICE**                                 IN FUND COMPLEX
NAME, ADDRESS         POSITION(S) HELD  AND LENGTH OF        PRINCIPAL OCCUPATIONS       OVERSEEN BY           OTHER DIRECTORSHIPS
AND AGE               WITH FUND         TIME SERVED          DURING PAST 5 YEARS         DIRECTOR              HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                         DISINTERESTED DIRECTORS & PRINCIPAL OFFICERS:*
Leonard B. Auerbach   Trustee           Trustee since        President and Chief         12                    Roelof Mining, Inc.
RS Investments                          June, 1987.          Executive Officer,                                Sequoia National Bank
388 Market Street                                            Centre Capital Group,                             Headlands Mortgage
San Francisco,                                               Inc., a mortgage counduit                         Corp., until May 1999
CA 94111                                                     and member company of
56 years old                                                 American International
                                                             Group, Inc. President of
                                                             LBA&C, Inc., which served
                                                             until July 1997 as general
                                                             partner of Tuttle &
                                                             Company, which provided
                                                             mortgage pipeline interest
                                                             rate hedging services and
                                                             related software to a
                                                             variety of institutional
                                                             clients; President of
                                                             Tuttle & Auerbach
                                                             Securities, Inc., until
                                                             July 1997. President of
                                                             APMT, LLC, a manager
                                                             of mortgage assets.

Jerome S. Contro      Trustee           Trustee since        Partner, Tango Group.       12                    n/a
RS Investments                          June, 2001.          Until 1999, several
388 Market Street                                            positions including
San Francisco,                                               Managing Director with
CA 94111                                                     Nuveen, an investment
46 years old                                                 management company.

John W. Glynn, Jr.    Trustee           Trustee since        Principal and chairman of   12                    Sterling Payot
RS Investments                          July, 1997.          the Board, Glynn Capital                          Several private
388 Market Street                                            Management.                                       companies
San Francisco,
CA 94111
62 years old

  *  Interested person as defined by the 1940 Act.

 ** Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor.

     The Statement of Additional Information relating to the Fund includes additional information about Trustees and is available, without charge, upon request, by writing to the Fund or calling 1-800-766-FUND (3863).

***  Resigned January 2003.

                                                           www.RSinvestments.com

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS 12/31/02

SECURITY                      FACE AMOUNT         VALUE
-------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 9.00%
Bank of Nova Scotia
   2.96%, 03/28/03           $ 20,000,000  $ 19,997,683
Bank of Scotland
   1.68%, 02/03/03             50,000,000    49,994,908
Canadian Imperial Bank of
   Commerce
   1.34%, 02/20/03             20,000,000    20,000,000
   2.52%, 05/14/03             15,000,000    14,992,703
Chase Manhattan Bank USA
   1.34%, 04/03/03             25,000,000    25,000,000
   1.91%, 01/21/03              5,000,000     5,000,293
Citibank NA
   1.34%, 03/10/03             30,000,000    30,000,000
Commerzbank AG
   1.92%, 01/02/03             30,000,000    30,000,096
Dresdner Bank AG
   2.63%, 03/10/03             10,000,000    10,023,609
ING Bank NV
   1.80%, 01/21/03             25,000,000    25,000,000
JP Morgan Chase Bank
   1.75%, 01/27/03             20,000,000    20,000,000
Toronto-Dominion Bank
   1.34%, 05/07/03             25,000,000    25,000,000
   1.51%, 11/12/03             30,000,000    30,003,879
UBS AG
   2.78%, 03/17/03             10,000,000    10,000,000
World Savings Bank
   1.27%, 02/13/03             35,000,000    34,998,750
-------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost: $350,011,921)                     350,011,921
=======================================================

COMMERCIAL PAPER -- 47.00%
Accor SA
   1.34%, 02/05/03             20,000,000    19,973,944
   1.35%, 03/05/03             20,000,000    19,952,750
Alpine Securitization Corp.
   1.41%, 01/03/03             10,031,000    10,030,214
Amstel Funding Corp.
   1.38%, 03/07/03             20,000,000    19,950,167
   1.38%, 06/10/03             20,000,000    19,877,333
   1.40%, 03/04/03             15,000,000    14,963,833
   1.40%, 03/17/03             10,000,000     9,970,833
   1.76%, 02/18/03             25,000,000    24,941,166
   1.80%, 02/10/03             20,000,000    19,960,000
   1.82%, 01/13/03              4,500,000     4,497,270
   1.82%, 01/16/03             30,000,000    29,977,251
   1.89%, 01/08/03             15,000,000    14,994,487
Amsterdam Funding Corp.
   1.33%, 05/15/03           $ 25,000,000  $ 24,876,236
Banque Generale du
   Luxembourg
   1.73%, 02/06/03             31,000,000    30,946,215
   1.82%, 01/13/03             10,000,000     9,993,934
Beta Finance Inc.
   1.76%, 01/08/03             14,500,000    14,495,038
   1.77%, 04/22/03             12,000,000    11,934,510
DEPFA Bank PLC
   1.34%, 03/13/03             20,000,000    19,947,144
   1.34%, 03/18/03             15,000,000    14,957,567
Dorada Finance Inc.
   1.33%, 03/04/03             25,750,000    25,691,018
   1.40%, 05/19/03             26,580,000    26,437,354
   1.84%, 01/15/03              5,000,000     4,996,423
Edison Asset Securitization
   Corp.
   1.33%, 03/06/03             30,000,000    29,929,067
   1.35%, 02/12/03             20,000,000    19,968,500
   1.36%, 05/19/03             20,000,000    19,895,734
   1.77%, 04/16/03             20,000,000    19,896,750
Eureka Securitization Inc.
   1.34%, 03/13/03             20,000,000    19,947,144
Falcon Asset Securitization
   Corp.
   1.35%, 03/17/03             18,000,000    17,949,375
Fortis Funding LLC
   1.75%, 04/08/03             10,000,000     9,952,847
   1.76%, 04/17/03             10,000,000     9,948,178
   1.76%, 04/21/03             35,000,000    34,811,778
   1.76%, 04/22/03             25,000,000    24,864,333
GE Capital Services Inc.
   1.35%, 02/20/03             25,000,000    24,953,125
GE Financial Assurance
   Holdings
   1.34%, 03/07/03             40,000,000    39,903,222
   1.36%, 03/18/03             25,000,000    24,928,222
   1.78%, 04/17/03             20,000,000    19,895,178
General Electric Capital
   Corp.
   1.77%, 02/21/03             20,000,000    19,949,850
   1.77%, 03/10/03             20,000,000    19,933,133
Goldman Sachs Group Inc.
   1.82%, 01/06/03             24,080,000    24,073,913
Intrepid Funding
   1.36%, 03/05/03             20,000,000    19,952,400
K2 USA LLC
   1.34%, 05/12/03             15,000,000    14,926,858
   1.40%, 04/22/03              9,479,000     9,438,082

The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND

SECURITY                      FACE AMOUNT            VALUE
----------------------------------------------------------
COMMERCIAL PAPER (continued)
   1.60%, 01/21/03           $ 10,000,000  $     9,991,111
   1.63%, 01/14/03              5,000,000        4,997,057
   1.86%, 01/07/03             15,000,000       14,995,350
Kitty Hawk Funding Corp.
   1.33%, 05/12/03              5,114,000        5,089,249
Liberty Street Funding Corp.
   1.35%, 03/12/03             25,000,000       24,934,375
   1.36%, 03/06/03             10,127,000       10,102,515
   1.40%, 01/17/03             10,012,000       10,005,770
   1.86%, 01/22/03              4,364,000        4,359,265
Links Finance LLC
   1.40%, 06/02/03             13,370,000       13,290,968
Loch Ness LLC
   1.73%, 02/12/03             18,748,000       18,710,161
   1.73%, 02/18/03             20,184,000       20,137,442
   1.80%, 01/15/03             11,811,000       11,802,732
   1.80%, 01/22/03             13,189,000       13,175,152
   1.82%, 01/22/03             10,000,000        9,989,384
   1.87%, 01/02/03             15,000,000       14,999,221
Moat Funding LLC
   1.75%, 02/26/03             11,634,000       11,602,330
   1.75%, 03/03/03             20,000,000       19,940,694
   1.79%, 01/13/03             20,000,000       19,988,066
   1.79%, 01/16/03             20,000,000       19,985,083
   1.88%, 01/21/03             15,000,000       14,984,333
Morgan Stanley
   1.35%, 02/24/03             15,000,000       14,969,625
   1.35%, 03/13/03             15,000,000       14,960,063
   1.77%, 01/14/03             20,000,000       19,987,216
Quincy Capital Corp.
   1.34%, 02/07/03             11,403,000       11,387,295
Scaldis Capital
   1.35%, 03/14/03              9,000,000        8,975,700
   1.35%, 03/25/03             22,332,000       22,262,492
   1.43%, 01/27/03             11,877,000       11,864,734
   1.45%, 01/15/03             20,000,000       19,988,722
Sigma Finance Inc.
   1.35%, 03/03/03             39,000,000       38,910,788
   1.40%, 05/27/03              6,000,000        5,965,933
   1.74%, 01/10/03             25,000,000       24,989,125
   1.77%, 04/14/03             10,000,000        9,949,359
   1.78%, 02/19/03             20,000,000       19,951,680
Silver Tower US Funding LLC
   1.37%, 02/10/03             20,000,000       19,969,556
   1.40%, 03/12/03              5,441,000        5,426,188
   1.40%, 03/17/03           $ 10,000,000  $     9,970,833
   1.74%, 01/09/03             20,000,000       19,992,267
   1.78%, 02/18/03             20,000,000       19,952,533
   1.80%, 01/17/03             25,000,000       24,980,000
Societe Generale NA, Inc.
   1.34%, 02/13/03             25,000,000       24,959,986
   1.34%, 03/18/03             25,000,000       24,929,278
Special Purpose Accounts
   Receivable Corp.
   1.36%, 03/20/03             25,000,000       24,926,333
   1.80%, 02/07/03             15,000,000       14,972,250
Stellar Funding Group Inc.
   1.32%, 01/07/03              9,653,000        9,650,876
   1.32%, 01/09/03              6,833,000        6,830,996
   1.32%, 01/24/03              7,407,000        7,400,753
   1.33%, 02/14/03              8,975,000        8,960,411
   1.35%, 02/04/03              4,518,000        4,512,240
   1.35%, 03/17/03              6,447,000        6,428,868
   1.40%, 01/13/03             12,197,000       12,191,308
   1.40%, 05/30/03              4,617,000        4,590,247
   1.74%, 01/03/03             13,613,000       13,611,684
   1.75%, 02/07/03              4,484,000        4,475,935
   1.75%, 02/10/03              4,075,000        4,067,076
   1.75%, 02/19/03              6,176,000        6,161,289
   1.76%, 03/10/03             10,091,000       10,057,453
   1.77%, 04/23/03             19,620,000       19,511,959
   1.78%, 01/10/03             30,000,000       29,986,650
   1.80%, 01/24/03              4,283,000        4,278,075
   1.88%, 01/03/03              5,850,000        5,849,389
Svenska Handelsbanken Inc.
   1.35%, 03/06/03              5,100,000        5,087,760
   1.35%, 04/30/03             24,500,000       24,390,669
Thames Asset Global
   Securitization Inc.
   1.34%, 02/03/03              8,309,000        8,298,794
   1.35%, 02/03/03             28,309,000       28,273,968
   1.35%, 02/14/03             10,269,000       10,252,056
   1.35%, 03/03/03             17,203,000       17,163,648
   1.36%, 03/03/03              8,750,000        8,729,836
   1.40%, 01/21/03             25,000,000       24,980,556
   1.75%, 01/15/03             20,000,000       19,986,389
Three Rivers Funding Corp.
   1.40%, 01/16/03             16,270,000       16,260,509
----------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (Cost: $1,827,793,984)                    1,827,793,984
==========================================================

      The accompanying notes are an integral part of these financial statements.

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                                       13

SECURITY                      FACE AMOUNT            VALUE
----------------------------------------------------------
MEDIUM TERM NOTES-- 9.26%
Associates Corp. NA
   6.77%, 04/10/03            $ 7,000,000  $     7,102,232
Bayerische Landesbank -
  Series D
   5.40%, 01/23/03             21,000,000       21,044,526
Beta Finance Inc.
   1.50%, 11/12/03             20,000,000       20,000,000
Dorada Finance Inc.
   1.64%, 11/26/03             20,000,000       20,000,000
   2.73%, 04/17/03             25,000,000       24,998,548
General Electric Capital
   Corp.
   2.21%, 01/23/03             10,000,000       10,000,000
   5.38%, 01/15/03              9,170,000        9,182,464
   7.50%, 06/05/03              6,250,000        6,410,471
Goldman Sachs Group Inc.
   1.42%, 03/11/03             25,000,000       25,000,000
   1.43%, 03/19/03             25,000,000       25,000,000
   6.65%, 08/01/03              9,690,000        9,985,060
Heller Financial Inc.
   6.40%, 01/15/03             20,240,000       20,276,452
K2 USA LLC
   1.63%, 12/08/03             15,000,000       15,000,000
   1.64%, 11/26/03             15,000,000       15,000,000
   2.09%, 01/21/03              5,000,000        4,999,716
   2.68%, 04/25/03             10,000,000       10,000,000
Links Finance LLC
   1.47%, 11/18/03             10,000,000       10,000,000
   1.65%, 12/03/03             10,000,000       10,000,000
   2.40%, 03/03/03             10,000,000       10,009,680
   2.80%, 03/17/03             20,000,000       20,000,000
   3.00%, 04/15/03             15,000,000       15,000,000
Merrill Lynch & Co. Inc.
   4.97%, 04/30/03             11,750,000       11,869,926
Morgan Stanley
   6.75%, 03/04/03              4,100,000        4,134,136
   7.13%, 01/15/03             35,000,000       35,066,604
----------------------------------------------------------
TOTAL MEDIUM TERM NOTES
   (Cost: $360,079,815)                        360,079,815
==========================================================

TIME DEPOSITS -- 6.04%
Key Bank NA
   1.19%, 01/02/03            110,000,000      110,000,000
Societe Generale
   1.25%, 01/02/03            125,000,000      125,000,000
----------------------------------------------------------
TOTAL TIME DEPOSITS
   (Cost: $235,000,000)                        235,000,000
==========================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.04%
Federal National Mortgage
   Association
   1.27%, 05/07/03           $ 25,000,000  $    24,888,875
   4.00%, 08/15/03             33,876,000       34,421,665
   5.00%, 02/14/03             20,000,000       20,087,625
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost: $79,398,165)                          79,398,165
==========================================================

VARIABLE & FLOATING RATE NOTES -- 22.90%
Abbey National Treasury
   Services
   1.32%, 05/01/03             50,000,000       50,000,000
Associates Corp. NA
   1.48%, 06/16/03             15,000,000       14,996,791
   1.86%, 05/08/03             17,000,000       17,015,478
Bank of America Corp.
   1.84%, 07/07/03             15,000,000       15,006,378
Bank of America NA
   1.75%, 02/04/03             50,000,000       50,003,607
Bank One Corp.
   1.63%, 02/18/03              5,000,000        5,001,808
   1.65%, 04/22/03             50,000,000       50,035,434
Beta Finance Inc.
   1.39%, 09/25/03             50,000,000       49,998,171
   1.47%, 09/15/03             25,000,000       25,010,650
Credit Suisse First Boston
   1.40%, 09/04/03             50,000,000       50,000,000
Dorada Finance Inc.
   1.33%, 09/15/03             25,000,000       25,000,000
Fleet National Bank
   1.96%, 07/31/03             10,000,000       10,009,056
General Electric Capital
   Corp.
   1.42%, 03/24/03             20,000,000       20,000,000
   1.42%, 05/28/03             35,000,000       35,002,222
Goldman Sachs Group Inc.
   1.57%, 03/17/03             33,500,000       33,511,864
   1.68%, 05/23/03             15,000,000       15,015,358
   2.01%, 01/14/03             10,000,000       10,000,917
   2.03%, 01/17/03             12,000,000       12,001,284
K2 USA LLC
   1.32%, 08/15/03             20,000,000       20,000,000
   1.39%, 02/18/03             10,000,000        9,999,870
   1.40%, 11/26/03             25,000,000       25,000,000
Key Bank NA
   1.46%, 02/03/03             25,000,000       25,000,492
Links Finance LLC
   1.40%, 06/16/03             10,000,000        9,999,545
   1.40%, 09/30/03             25,000,000       25,000,000

The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND

SECURITY                      FACE AMOUNT            VALUE
----------------------------------------------------------
Merrill Lynch & Co. Inc.
   1.42%, 05/02/03          $  20,000,000  $    20,000,000
   1.55%, 06/24/03              5,625,000        5,627,926
   1.57%, 08/13/03             13,525,000       13,535,802
   1.99%, 01/29/03              8,000,000        8,001,180
Metropolitan Life Insurance
   Funding Agreement
   1.90%, 07/18/03             25,000,000       25,000,000
Morgan Stanley
   1.51%, 09/19/03             10,000,000       10,005,658
   1.60%, 01/16/03             23,000,000       23,001,856
   1.60%, 03/13/03             19,790,000       19,797,859
   1.94%, 04/07/03              5,000,000        5,002,268
   1.95%, 01/16/03              6,800,000        6,800,553
National City Bank
   1.91%, 07/22/03             10,000,000       10,006,277
Nationwide Building Society
   1.42%, 02/14/03             56,000,000       56,000,122
   1.87%, 07/23/03             25,000,000       25,008,722
Sigma Finance Inc.
   1.31%, 02/25/03             20,000,000       19,999,697
Unilever NV
   1.46%, 06/18/03             40,000,000       40,012,649
----------------------------------------------------------
TOTAL VARIABLE & FLOATING RATE NOTES
   (Cost: $890,409,494)                        890,409,494
==========================================================
REPURCHASE AGREEMENTS -- 3.79%
Bank of America Tri-Party
     Repurchase Agreement,
     dated 12/31/02, due
     01/02/03, with a
     maturity value of
     $100,007,056 and an
     effective yield of
     1.27%.                 $ 100,000,000  $   100,000,000
Goldman Sachs Tri-Party
     Repurchase Agreement,
     dated 12/31/02, due
     01/02/03, with a
     maturity value of
     $25,001,736 and an
     effective yield of
     1.25%.                    25,000,000       25,000,000
Merrill Lynch Tri-Party
     Repurchase Agreement,
     dated 12/31/02, due
     01/02/03, with a
     maturity value of
     $22,423,520 and an
     effective yield of
     1.22%.                    22,422,000       22,422,000
----------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
   (Cost: $147,422,000)                        147,422,000
----------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.03%
   (Cost $3,890,115,379)                     3,890,115,379
==========================================================
Other Assets, Less Liabilities-- (0.03)%        (1,353,596)
----------------------------------------------------------
NET ASSETS-- 100.00%                       $ 3,888,761,783
==========================================================

      The accompanying notes are an integral part of these financial statements.

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                                       15

STATEMENT OF ASSETS AND LIABILITIES
12/31/02

ASSETS
Investments in securities, at amortized cost (Cost: $3,890,115,379) (note 1)                     $ 3,890,115,379
Cash                                                                                                         517
Receivables:
Interest                                                                                               9,483,990
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                       3,899,599,886
================================================================================================================
LIABILITIES
Payables:
Investment securities purchased                                                                       10,255,344
Advisory fees (note 2)                                                                                   582,759
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                     10,838,103
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $ 3,888,761,783
================================================================================================================

The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND

STATEMENT OF OPERATIONS
For the Year Ended 12/31/02

NET INVESTMENT INCOME

Interest                                                                                         $    47,997,333
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                               47,997,333
================================================================================================================

EXPENSES (note 2)
Advisory fees                                                                                          2,521,707
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                         2,521,707
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 45,475,626
================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on sale of investments                                                                   8,083
----------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                                    8,083
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $    45,483,709
================================================================================================================

      The accompanying notes are an integral part of these financial statements.

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                                       17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                                   12/31/02             12/31/01
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income                                                       $    45,475,626      $    36,484,704
Net realized gain                                                                     8,083               26,158
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             45,483,709           36,510,862
================================================================================================================

INTERESTHOLDER TRANSACTIONS:
Contributions                                                                11,212,874,658        7,101,626,395
Withdrawals                                                                  (9,134,078,695)      (5,886,952,331)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM INTERESTHOLDER TRANSACTIONS         2,078,795,963        1,214,674,064
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                        2,124,279,672        1,251,184,926
================================================================================================================
NET ASSETS:
Beginning of year                                                             1,764,482,111          513,297,185
----------------------------------------------------------------------------------------------------------------
End of year                                                                 $ 3,888,761,783      $ 1,764,482,111
================================================================================================================

The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND

NOTES TO FINANCIAL STATEMENTS

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios:
Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. SECURITY VALUATION The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

c. FEDERAL INCOME TAXES MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at

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                                       19
least 90% of the regulated investment company's "investment company taxable income" annually).

d. REPURCHASE AGREEMENTS The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio at December 31, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:

NOTE 2 AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.


REPURCHASE AGREEMENT COLLATERAL
(See note 1d above)

REPURCHASE AGREEMENT                                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                                      --------------------------------------------------------
                                                                                                     AGGREGATE
                                                   INTEREST RATE(S)           MATURITY DATE(S)    MARKET VALUE
Bank of America Tri-Party                               6.00 - 6.50%       07/01/17 - 12/01/32  $  102,000,000
Goldman Sachs Tri-Party                                 5.50 - 7.00        12/01/16 - 01/01/32      25,500,000
Merrill Lynch Tri-Party                                 3.04 - 7.13        01/01/04 - 03/01/38      22,870,331

CALL 1-800-766-FUND

MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

NOTE 3 INVESTMENT PORTFOLIO TRANSACTIONS At December 31, 2002, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

NOTE 4 FINANCIAL HIGHLIGHTS Financial highlights for the Master Portfolio were as follows:

FINANCIAL HIGHLIGHTS
(See note 4 above)

                                              YEAR ENDED    YEAR ENDED    YEAR ENDED  PERIOD ENDED  PERIOD ENDED
                                            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  FEBRUARY 28,
                                                    2002          2001          2000       1999(1)       1999(2)
Ratio of expenses to average net assets(3)          0.10%         0.10%         0.10%         0.10%         0.10%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  to average net assets(3)                          1.80%         3.66%         6.43%         5.23%         5.17%
--------------------------------------------------------------------------------------------------------------------
Total return                                        1.84%         4.23%         6.52%         4.44%(4)      2.61%(4)
====================================================================================================================

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3)  Annualized for periods of less than one year.
(4)  Not annualized.

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                                       21

INDEPENDENT ACCOUNTANTS' REPORT


TO THE INTERESTHOLDERS AND BOARD OF TRUSTEES OF MASTER INVESTMENT PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial statements of the Portfolio at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

CALL 1-800-766-FUND

TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the table below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

                                                           www.RSinvestments.com

TRUSTEES INFORMATION TABLE

NAME, ADDRESS            POSITION(S), LENGTH         PRINCIPAL OCCUPATION                      OTHER PUBLIC COMPANY AND
AND AGE                  OF SERVICE                  DURING PAST FIVE YEARS                    INVESTMENT COMPANY DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEES AND OFFICERS

Lee T. Kranefuss,* 40    Trustee since               Chief Executive Officer of the            None.
45 Fremont Street        November 16, 2001,          Individual Investors Business
San Francisco,           Chairman and President      of Barclays Global Investors,
CA 94105                                             N.A. ("BGI")

Michael A. Latham, 37    Treasurer and Chief         Director of Mutual Fund Delivery of       None.
45 Fremont Street        Financial Officer           the Individual Investors Business
San Francisco,                                       of BGI (since 2000); Head of
CA 94105                                             Operations, BGI Europe (1997-2000);
                                                     Manager of Portfolio Accounting
                                                     Group (1994-1997)

Richard H. Blank,        Secretary                   Senior Vice President of Stephens         Director of Capo, Inc.
Jr., 46                                              Inc.

                                                           INDEPENDENT TRUSTEES

Mary G.F. Bitterman,     Trustee since               President and Chief Executive Officer     Director of Pacific Century
 58                      November 16, 2001           of The  James Irvine Foundation           Financial Corporation/Bank
                                                     (non-profit foundation); President        of Hawaii.
                                                     and Chief Executive Officer of KQED,
                                                     Inc. (public television and radio)
                                                     from 1993-2002.

Jack S. Euphrat, 80      Trustee since               Private Investor                          None.
                         October 20, 1993

W. Rodney Hughes, 76     Trustee since               Private Investor                          Trustee of the Wells Fargo Funds
                         October 20, 1993                                                      (oversees 96 portfolios); President
                                                                                               of Wells Fargo Funds November 1999 to
                                                                                               May 2000.

Richard K. Lyons, 41     Trustee since               Professor, University of California,      Director of Matthews Asian Funds
                         November 16, 2001           Berkeley: Haas School of Business;        (oversees 6 portfolios).
                                                     Member, Council of Foreign Relations

Leo Soong, 56            Trustee since               Managing Director of CG Roxane LLC        None.
                         February 9, 2000            (water company); Co-Founder of Crystal
                                                     Geyser Water Co.; President of Crystal
                                                     Geyser Water Co. (through 2000).

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Individual Investor Business of BGI, the co-administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master
     Portfolio.

CALL 1-800-766-FUND

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